WISDOMTREE TRUST

U.S. Equity ETFs

Supplement dated January 18, 2022

to the currently effective

Statutory Prospectus (the “Prospectus”)

for the March 31 Fiscal Year End U.S. Equity ETFs

(the “Funds”)

The following information should be read in conjunction with the Prospectus for the Funds.

Effective immediately, all references to the WisdomTree U.S. Dividend ex-Financials Fund (the “Fund”) in the Prospectus are deleted.

The Fund has a separate statutory prospectus, dated January 18, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-0331-0122